Interest bearing loans and borrowings (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short term loan	$ 16,393	$ 4,000
ATB loan
Disclosure of detailed information about borrowings [line items]
Short term loan		$ 4,000
ConnectFirst loan
Disclosure of detailed information about borrowings [line items]
Short term loan	$ 16,393